Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Assets
Cash and cash equivalents	$ 329,105	$ 517,964
Restricted cash and cash equivalents	127,710	94,123
Rent receivables	2,059	419
Investment in unconsolidated subsidiary	8,196	7,700
Investment in finance lease, net	13,946	15,095
Flight equipment held for operating lease, net	2,961,744	2,693,821
Maintenance rights, net	131,299	101,969
Deferred tax asset, net	9,943	7,445
Fair value of derivative assets	2,643	1,905
Other assets, net	8,970	6,568
Total assets	3,595,615	3,447,009
Liabilities
Accounts payable and accrued liabilities	18,305	13,786
Rentals received in advance	14,968	13,123
Payable to related parties	2,084	5,042
Security deposits	49,689	42,495
Maintenance payment liability	244,151	182,571
Unsecured borrowings, net	615,922	691,390
Secured borrowings, net	2,029,675	1,831,985
Deferred tax liability, net	30,112	19,847
Fair value of derivative liabilities	7,344	13,281
Other liabilities	39,656	40,254
Total liabilities	3,051,906	2,853,774
Shareholders' equity
Common shares, $0.001 par value; 499,999,900 shares authorized; 27,983,352 and 32,256,440 shares issued and outstanding at December 31, 2017 and 2016, respectively	28	32
Manager shares, $0.001 par value; 100 shares authorized, issued and outstanding	0	0
Additional paid-in capital	479,637	536,922
Retained earnings	68,624	66,026
Accumulated other comprehensive loss, net	(4,580)	(9,745)
Total shareholders' equity	543,709	593,235
Total liabilities and shareholders' equity	$ 3,595,615	$ 3,447,009